UBS
INSTITUTIONAL
INTERNATIONAL
EQUITY
FUND

-----------

UBS
Private Investor
Funds, Inc.


Semi-Annual Report
June 30, 1997

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS Institutional International Equity Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's semi-annual report for the six months ended June 30, 1997. This report contains a letter from the portfolio manager discussing the performance of the Fund for the six months ended June 30, 1997 including a market overview. In addition, it includes a complete set of financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds:

       Bring you the expertise of The Private Bank's professional money managers

       Make available global investment perspective and knowledge

       Place a high priority on financial stability and preservation of wealth

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of the prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

DR. HANSPETER LOCHMEIER
Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

This semi-annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

     The Fund underperformed its benchmark by 1.81% in the period from April 14, 1997 (commencement of operations) through June 30, 1997. The main reason for this was asset allocation. Underweight Japan and overweight France as well as holding cash in the hope of investing at lower levels was all negative. Stock selection, on the other hand, was positive with good gains seen in France, Germany and Sweden where corporate restructuring is working as well as Japan where our exposure to exporting companies continues to pay off.

Growth of a $10,000 Investment
(Hypothetical -- Past performance is not an indication of future results.)

The chart provides a comparison of the Fund's performance to that of the MSCI EAFE Index. This chart compares total returns (which includes changes in share price and reinvestment of all dividends and capital gains) of a hypothetical $10,000 investment made on April 14, 1997 (commencement of operations) and held through June 30, 1997.



                             [GRAPH]



                                      UBS
                                  INSTITUTIONAL    MSCI
                                  INTERNATIONAL    EAFE
                        DATE       EQUITY FUND     INDEX
                       ------     -------------    -----
                      4/14/97        $10,000      $10,000
                      4/30/97         10,248       10,307
                      5/31/97         10,767       10,981
                      6/30/97         11,403       11,584


Average Annual Total Return

                                                                                        UBS
                                                                                   INSTITUTIONAL    MSCI
                                                                                   INTERNATIONAL    EAFE
                                                                                    EQUITY FUND     INDEX
                                                                                   -------------    -----
April 14, 1997 (commencement of operations)
  through June 30, 1997.........................................................       14.03%       15.84%

MARKET OVERVIEW

US economic growth continues to be robust with little evidence of incipient inflation. This, together with a strong dollar, has provided a reasonable background for modest, export led, growth in both Europe and Japan. Growth has been at its fastest in the UK fueled by the stimulatory policies followed by the previous administration and Switzerland where the currency has been particularly weak. In Japan, the period leading up to an increase in consumption tax in April saw strong consumer demand followed by a 'blip' which is now showing signs of recovery.

This environment has proved to be positive for corporate earnings and markets have generally been very strong, offset somewhat by currency losses when translated into US dollars. Most of Europe is up 20/30% in local currency terms. Even the election of a socialist administration in France hit the market only temporarily. Once in power and with EMU restrictions in place M. Jospin has had to become

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------
rather more pragmatic than his pre-election rhetoric would have suggested. The UK was the 'oddman out' with the market up only 9.2% in US dollars terms. This was because of fears of higher short-term interest rates to cool the economy and the expectation that the tax credit enjoyed by domestic pension funds would be taken away in the July budget. Both worries were subsequently proved correct.

The Japanese market continued on from 1996 at the start of the year hit by worries about the relatively depressed domestic economy and the outlook for non-performing loans and the banking system. In the second quarter these worries subsided a little, overwhelmed by the strength of corporate earnings, particularly in the export sector. The market returned 9.2% in the period.

The real problem area was Southeast Asia where slowing exports and massive capacity coming on stream reduced economic growth and corporate margins at the same time. Devaluation is seen as the way out of the problem by financial market operators if not by domestic politicians who have invested so much capital in stable exchange rates. Thus far both Thailand and the Philippines have succumbed with Malaysia and Indonesia in the firing line. Market returns have been poor with Thailand - 37.3%, the Philippines - 11.9%, Singapore - 7.5% and Malaysia
 - 11.7% all in US dollars.

Hong Kong continued to prosper in the run up to the handover with property and equity markets remaining strong.

ECONOMIC FORECAST

The outlook for growth continues to be favourable although some doubts must be expressed. The UK is overheating; Japan cannot continue a regime of very low real interest rates in a period of stronger growth and problems will continue to ripple around Southeast Asia. Overall, however, corporate profits should remain robust given top line growth and the focus on shareholder value which has become generally accepted management practice.

Many new opportunities are being presented by the short-term problems in the smaller Asian markets.

A feature of markets over the last couple of years has been the outperformance of both 'growth' and 'large' companies shares. We believe there are considerable opportunities amongst 'value' and 'medium to small' size companies and will look to increase exposure in these areas.

Robin Apps
Portfolio Manager
------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS International Equity Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving a portion of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The MSCI EAFE Index (Morgan Stanley Capital International -- Europe, Australia, Far East Index) is an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.

UBS Institutional International Equity Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust --  UBS International Equity Portfolio,
  at value..........................................................................     $14,403,554
Tax reclaims receivable.............................................................          26,870
Receivable from funds services agent................................................           8,852
Deferred organization expenses and other assets.....................................          26,972
                                                                                         -----------
          Total Assets..............................................................      14,466,248
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           1,871
Organization expenses payable.......................................................          19,478
Other accrued expenses..............................................................          13,996
                                                                                         -----------
          Total Liabilities.........................................................          35,345
                                                                                         -----------

NET ASSETS..........................................................................     $14,430,903
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         126,547
                                                                                         -----------
                                                                                         -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................         $114.04
                                                                                         -----------
                                                                                         -----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       127
Additional paid-in capital..........................................................      12,654,565
Net unrealized appreciation of investments, foreign currency contracts and foreign
  currency translations.............................................................       1,618,725
Accumulated undistributed net investment income.....................................         112,497
Accumulated undistributed net realized gains on securities and foreign currency
  transactions......................................................................          44,989
                                                                                         -----------
          Net Assets................................................................     $14,430,903
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS Institutional International Equity Fund
Statement of Operations
For the Period April 14, 1997 (Commencement of Operations) through June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust --  UBS International Equity Portfolio
     Dividends (net of foreign withholding tax of $1,262)................    $118,756
     Interest............................................................      21,086
                                                                             --------
     Investment income...................................................                 $  139,842
     Total expenses......................................................      38,563
     Less: Fee waiver....................................................     (11,218)
                                                                             --------
     Net expenses........................................................                     27,345
                                                                                          ----------
Net Investment Income from UBS Investor Portfolios Trust --
  UBS International Equity Portfolio.....................................                    112,497

EXPENSES
Administrative services fees.............................................       1,871
Reports to shareholders expense..........................................       7,376
Audit fees...............................................................       3,334
Transfer agent fees......................................................       3,165
Registration fees........................................................       2,459
Fund accounting fees.....................................................       1,898
Legal fees...............................................................       1,582
Amortization of organization expenses....................................       1,139
Directors' fees..........................................................         664
Miscellaneous expenses...................................................       1,055
                                                                             --------
     Total expenses......................................................      24,543
     Less: Expense reimbursements........................................     (24,543)
                                                                             --------
     Net expenses........................................................                     --
                                                                                          ----------
Net investment income....................................................                    112,497
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST --  UBS INTERNATIONAL EQUITY PORTFOLIO
Net realized gain on securities transactions.............................                     47,180
Net realized loss on foreign currency transactions.......................                     (2,191)
Net change in unrealized appreciation of investments.....................                  1,617,012
Net change in unrealized appreciation of foreign currency contracts and
  translations...........................................................                      1,713
                                                                                          ----------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust --  UBS International Equity Portfolio................                  1,663,714
                                                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                 $1,776,211
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS Institutional International Equity Fund
Statement of Changes in Net Assets
For the Period April 14, 1997 (Commencement of Operations) through June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income................................................................    $   112,497
Net realized gain on securities and foreign currency transactions....................         44,989
Net change in unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations......................................................      1,618,725
                                                                                         -----------
Net increase in net assets resulting from operations.................................      1,776,211
                                                                                         -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.....................................................     12,654,692
                                                                                         -----------

NET INCREASE IN NET ASSETS...........................................................     14,430,903

NET ASSETS:
Beginning of period..................................................................        --
                                                                                         -----------
End of period (including undistributed net investment income of $112,497)............    $14,430,903
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS Institutional International Equity Fund
Financial Highlights
For the Period April 14, 1997 (Commencement of Operations) through June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period...........................................           $100.00
                                                                                          -------
Income from investment operations:
     Net investment income.....................................................              0.89
     Net realized and unrealized gain on investments, foreign currency
       contracts and foreign currency translations.............................             13.15
                                                                                          -------
     Total income from investment operations...................................             14.04
                                                                                          -------

Net asset value, end of period.................................................           $114.04
                                                                                          -------
                                                                                          -------
Total return...................................................................             14.03%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..................................           $14,431
     Ratio of expenses to average net assets(2)................................              0.95%(3)
     Ratio of net investment income to average net assets(2)...................              3.91%(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS International Equity Portfolio expenses and net of fee waiver and expense reimbursements. Such fee waiver and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.24% (annualized).
(3) Annualized.

See notes to financial statements.

UBS Institutional International Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS Institutional International Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1997, the Company included three other funds, UBS Bond Fund, UBS U.S. Equity Fund and UBS International Equity Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS International Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (27.2% at June 30, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio. The amount of foreign withholding taxes deducted from the dividend income allocated to the Fund from the Portfolio is net of amounts the Fund expects to recover from foreign tax authorities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in

UBS Institutional International Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $27,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 14, 1997).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company effective March 13, 1997, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the period April 14, 1997 (commencement of operations) through June 30, 1997, the administrative services fee amounted to $1,871.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement with the Company, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any compensation pursuant to this agreement.

D. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses. For the period April 14, 1997 (commencement of operations) through June 30, 1997, the Fund's total operating expenses were limited to an annual rate of 0.95% of the Fund's average daily net assets. During this period, UBS reimbursed the Fund for expenses totaling $24,543 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. For the period April 14, 1997 (commencement of operations) through June 30, 1997 there were 126,547 shares subscribed.

UBS International Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             COMMON STOCK -- 86.0%
             AUSTRALIA -- 5.3%
     32,000  Australia & New Zealand Bank Group (Banking & Finance)................................   $   239,976
     15,800  Australian National Industries (Metals & Mining)......................................        19,389
    254,362  Burns Philp & Co. (Food)..............................................................       473,991
     62,500  Coles Myer Ltd. (Retail)..............................................................       326,198
    138,400  Fosters Brewing Group (Beverages).....................................................       257,901
    189,100  Goodman Fielder Limited (Food)........................................................       279,324
    570,029  MIM Holdings (Metals & Mining)........................................................       846,322
     89,000  Pacific Dunlop Ltd. (Diversified).....................................................       264,277
     50,000  Pasminco Limited (Metals & Mining)....................................................       101,884
                                                                                                      -----------
                                                                                                        2,809,262
                                                                                                      -----------
             DENMARK -- 1.3%
      2,700  BG Bank A/S (Banking & Finance).......................................................       149,378
     10,500  Tele Danmark -- B Shares (Telecommunications).........................................       546,092
                                                                                                      -----------
                                                                                                          695,470
                                                                                                      -----------
             FRANCE -- 15.2%
      3,060  AXA Company (Banking & Finance).......................................................       190,420
      8,800  Alcatel Alsthom SA (Electrical & Electronics).........................................     1,102,718
     15,900  Banque Nationale de Paris (Banking & Finance).........................................       655,653
      4,500  Casino-Guichard-PE (Etabl Econ) (Food)................................................       222,874
      3,100  Compagnie de Saint Gobain (Building Materials)........................................       452,320
     84,000  Compagnie Financiere de Suez (Banking & Finance)......................................       206,657
      9,620  Groupe Danone (Food)..................................................................     1,590,367
     27,120  Moulinex (Household Appliances)*......................................................       743,393
      7,800  Pechiney SA -- A Shares (Metals & Mining).............................................       307,432
      2,050  Peugeot SA (Automotive)...............................................................       198,246
      1,460  Sefimeg (Societe Francaise d'Investissements Immobiliers et de Gestion)
               (Real Estate).......................................................................        93,215
     10,100  Societe Nationale Elf-Aquitaine (Energy Sources)......................................     1,090,219
     18,300  Thomson CSF (Defense Electronics).....................................................       471,715
      6,970  Total Cie Francaise des Petroles -- B Shares (Energy Sources).........................       704,891
                                                                                                      -----------
                                                                                                        8,030,120
                                                                                                      -----------
             GERMANY -- 6.9%
     34,300  Bayer AG (Chemicals)..................................................................     1,319,057
      1,500  MAN AG (Automotive & Heavy Machinery).................................................       462,201
      3,000  Schering AG (Pharmaceuticals).........................................................       320,786
      2,000  Volkswagen AG (Automotive)............................................................     1,534,357
                                                                                                      -----------
                                                                                                        3,636,401
                                                                                                      -----------
             GREAT BRITAIN -- 13.5%
    135,420  Allied Domecq PLC (Food & Beverages)..................................................       972,951
     81,900  B.A.T. Industries (Tobacco)...........................................................       732,976
    247,200  BG PLC (Natural Gas)..................................................................       909,637
    330,000  BTR Limited (Diversified).............................................................     1,129,154
     15,840  Bass PLC (Beverages)..................................................................       193,324
    247,200  Centrica (Energy Sources).............................................................       301,497
    113,000  Coats Viyella (Apparel & Textiles)....................................................       239,892
     53,000  MEPC British Registered (Real Estate).................................................       435,061
    178,000  Marley PLC (Building Materials).......................................................       370,474
    123,550  Northern Foods PLC (Food).............................................................       409,377
     43,950  Peninsular & Orient Steam (Transportation)............................................       439,074
     17,700  South West Water PLC (Utilities)......................................................       207,773
    209,750  Tarmac PLC (Building Materials).......................................................       436,555
     30,040  Thames Water PLC (Utilities)..........................................................       346,876
                                                                                                      -----------
                                                                                                        7,124,621
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             HONG KONG -- 0.2%
    548,000  Yizheng Chemical Fibre Co. (Chemicals)................................................   $    97,613
                                                                                                      -----------
             ITALY -- 1.3%
     89,800  Eni S.p.A. (Energy Sources)...........................................................       507,626
     31,500  La Rinascente S.p.A. (Food)...........................................................       174,766
                                                                                                      -----------
                                                                                                          682,392
                                                                                                      -----------
             JAPAN -- 21.5%
     11,000  Dai Nippon Printing Co. (Printing)....................................................       248,832
     11,000  Fuji Photo Film Co. (Photographic Equipment & Supplies)...............................       442,901
     80,000  Hitachi Ltd. (Hit. Seisakusho) (Electrical & Electronics).............................       894,362
     96,000  Ishikawajima Harima Heavy Industries (Machinery)......................................       377,309
     28,000  JGC Engineering & Constructuction Corp. (Engineering).................................       193,196
         68  Japan Tobacco Inc. (Tobacco)..........................................................       537,491
     49,000  Japan Wool Textile Co. (Apparel & Textiles)...........................................       345,797
     45,000  Kajima Corp. (Building & Construction)................................................       263,723
     49,000  Kansai Paint Co. (Chemicals)..........................................................       202,856
     14,000  Kao Corp. (Household Products)........................................................       194,419
     33,000  Koito Manufacturing Co., Ltd. (Automotive -- Parts & Equipment).......................       252,483
     36,000  Marudai Food Co., Ltd. (Food).........................................................       158,470
     33,000  Matsushita Electric Industries (Electrical & Electronics).............................       665,793
    150,000  Mitsubishi Chemical Corp. (Chemicals).................................................       489,978
     47,000  Mitsubishi Estate Co. (Real Estate)...................................................       681,427
     27,000  Mitsubishi Heavy Industries (Aerospace/Defense Equipment).............................       207,284
     45,000  Nihon Cement Co. (Building Materials).................................................       215,381
     34,000  Nikko Securities Co. (Investment Banking).............................................       209,354
    111,000  Nippon Yusen Kabushiki Kaish (Shipping)...............................................       431,416
     47,250  Nissan Fire & Marine Insurance (Insurance)............................................       259,990
     58,000  Nisshinbo Industries Inc. (Apparel & Textiles)........................................       526,835
     16,000  Sanwa Bank Ltd. (Banking & Finance)...................................................       237,565
      3,900  Sony Corp. (Electrical & Electronics).................................................       340,286
     53,000  Sumitomo Marine & Fire (Insurance)....................................................       435,128
     77,000  Tokyo Gas (Energy Sources)............................................................       213,861
     69,000  Toray Industries Inc. (Chemicals).....................................................       492,362
      9,000  Tostem Corporation (Building & Construction)..........................................       249,181
     10,000  Uny Co. (Retail)......................................................................       195,642
        115  West Japan Railway (Transportation)...................................................       450,980
     35,000  Yamaha Motor Co. (Automotive).........................................................       348,487
     23,000  Yamanouchi Pharmaceutical (Pharmaceuticals)...........................................       618,717
                                                                                                      -----------
                                                                                                       11,381,506
                                                                                                      -----------
             NETHERLANDS -- 4.7%
      6,800  Akzo Nobel (Chemicals)................................................................       932,552
     12,587  Internationale Nederlanden Groep NV (Banking & Finance)...............................       580,741
     18,700  Koninklijke Papierfabrieken BT NV (Paper & Forest Products)...........................       426,148
      4,800  Philips Electronics NV (Electronics)..................................................       344,063
      5,040  Royal PTT Nederland (Telecommunications)..............................................       197,849
                                                                                                      -----------
                                                                                                        2,481,353
                                                                                                      -----------
             NEW ZEALAND -- 0.7%
     10,300  Ceramco Corp. Ltd. (Diversified)......................................................        10,216
     43,840  Fletcher Challenge Forestry Shares (Forest Products)..................................        63,735
    116,000  Fletcher Challenge Paper Shares (Paper & Forest Products).............................       281,332
                                                                                                      -----------
                                                                                                          355,283
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             NORWAY -- 0.1%
      3,600  Bergesen D.Y. ASA (Transportation)....................................................   $    85,521
                                                                                                      -----------
             SINGAPORE -- 2.1%
    280,579  Dairy Farm International Holdings (Food)..............................................       210,434
    125,696  Hong Kong Land Holdings (Real Estate).................................................       334,351
     29,765  Jardine Matheson Holdings (Diversified)...............................................       211,332
     46,000  Keppel Corp. Ltd. (Diversified).......................................................       204,309
      7,250  Keppel Corp. Ltd. -- A Shares (Diversified)...........................................        31,440
    110,000  United Overseas Land Ltd. (Real Estate)...............................................       149,262
                                                                                                      -----------
                                                                                                        1,141,128
                                                                                                      -----------
             SOUTH KOREA -- 1.8%
     22,000  Hyundai Motor Co. GDR (Automotive)....................................................       226,050
      1,870  Hyundai Motor Co., Ltd. (Automotive)..................................................        56,016
      1,360  Korea Housing Bank (Banking & Finance)................................................        25,897
        220  Korea Mobile Telecom Corp. (Telecommunications).......................................       166,434
      8,720  Korean Air (Airlines)*................................................................       178,750
     11,310  Shinhan Bank (Banking & Finance)......................................................       166,020
      5,600  Yukong Ltd. (Energy Sources)..........................................................       135,586
                                                                                                      -----------
                                                                                                          954,753
                                                                                                      -----------
             SPAIN -- 1.0%
     46,530  Uralita (Building Materials)..........................................................       519,668
                                                                                                      -----------
             SWEDEN -- 3.1%
     13,050  Electrolux (Household Appliances).....................................................       941,958
     10,000  Granges AB (Metals & Mining)..........................................................       132,590
      6,000  Sparbanken Sverige (Banking & Finance)................................................       133,495
     26,000  Stora Kopparbergs -- A Shares (Paper & Forest Products)...............................       420,407
                                                                                                      -----------
                                                                                                        1,628,450
                                                                                                      -----------
             SWITZERLAND -- 6.1%
         41  Bobst AG (Machinery)..................................................................        69,677
        600  Forbo Holding (Building Materials)....................................................       259,028
      1,330  Nestle SA (Food & Beverages)..........................................................     1,755,348
        555  Novartis (Pharmaceuticals)............................................................       887,665
        210  Schindler Holding AG (Machinery)......................................................       262,626
                                                                                                      -----------
                                                                                                        3,234,344
                                                                                                      -----------
             THAILAND -- 1.2%
     14,000  Bangkok Bank Public Company, Ltd. (Banking & Finance).................................       100,080
     15,000  Italian-Thai Development PLC (Building & Construction)................................        35,241
     45,000  Shinawatra Computer Company (Technology)..............................................       323,494
     23,000  Thai Farmers Bank Public Co. Ltd. (Banking & Finance).................................       101,606
     58,000  Thai Military Bank, Ltd. (Banking & Finance)..........................................        67,550
                                                                                                      -----------
                                                                                                          627,971
                                                                                                      -----------

             TOTAL COMMON STOCK (COST $40,708,713).................................................    45,485,856
                                                                                                      -----------

             CONVERTIBLE PREFERRED STOCK -- 0.7%
             JAPAN -- 0.7%
 42,000,000  Sakura Finance, Series II, 0.75%, due 10/01/01** (Banking & Finance)
               (Cost $376,462).....................................................................       371,414
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             CONTINGENT VALUE RIGHTS -- 0.0%
             FRANCE -- 0.0%
      3,060  AXA Company (Banking & Finance) (Cost $0).............................................   $    11,878
                                                                                                      -----------

             COMMON STOCK RIGHTS -- 0.0%
             ITALY -- 0.0%
     31,500  La Rinascente S.p.A. (Food) (Cost $0).................................................         5,133
                                                                                                      -----------

TOTAL INVESTMENTS AT MARKET VALUE -- 86.7%
  (COST $41,085,175)...............................................................................    45,874,281
OTHER ASSETS IN EXCESS OF LIABILITIES -- 13.3%.....................................................     7,032,073
                                                                                                      -----------
NET ASSETS -- 100.0%...............................................................................   $52,906,354
                                                                                                      -----------
                                                                                                      -----------

------------------------
GDR -- Global Depository Receipts.
*  Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, the value of this security amounted to $371,414 or 0.7% of net assets.
Note: Based upon the cost of investments of $41,085,175 for Federal Income Tax purposes at June 30, 1997, the aggregate gross unrealized appreciation and depreciation was $6,178,399 and $1,389,293, respectively, resulting in net unrealized appreciation of $4,789,106.

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                        FOREIGN                          U.S. DOLLAR      U.S. DOLLAR
                                                        CURRENCY        U.S. DOLLAR       VALUE AT       NET UNREALIZED
           CURRENCY AND SETTLEMENT DATE                UNITS SOLD        PROCEEDS       JUNE 30, 1997     APPRECIATION
--------------------------------------------------   --------------    -------------    -------------    --------------
SALE CONTRACTS
German Deutsche Mark, 7/01/97                            404,586         $ 234,339        $ 232,172          $2,167
Norwegian Krone, 7/02/97                                 500,195            68,239           66,679           1,560
                                                                                                            -------
                                                                                                             $3,727
                                                                                                            -------
                                                                                                            -------

See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

SUMMARY OF INDUSTRY DIVERSIFICATION

                                                                                                         PERCENT OF
                                       INDUSTRY DIVERSIFICATION                                          NET ASSETS
------------------------------------------------------------------------------------------------------   ----------
Chemicals.............................................................................................        6.7%
Food..................................................................................................        6.7%
Banking & Finance.....................................................................................        6.1%
Electrical & Electronics..............................................................................        5.7%
Food & Beverages......................................................................................        5.2%
Energy Sources........................................................................................        4.9%
Building Materials....................................................................................        4.3%
Automotive............................................................................................        3.6%
Pharmaceuticals.......................................................................................        3.5%
Real Estate...........................................................................................        3.2%
Household Appliances..................................................................................        3.2%
Metals & Mining.......................................................................................        3.1%
Diversified...........................................................................................        3.0%
Tobacco...............................................................................................        2.4%
Transportation........................................................................................        2.2%
Natural Gas...........................................................................................        2.1%
Apparel & Textiles....................................................................................        2.1%
Paper & Forest Products...............................................................................        2.1%
Telecommunications....................................................................................        1.7%
Machinery.............................................................................................        1.3%
Insurance.............................................................................................        1.3%
Utilities.............................................................................................        1.0%
Retail................................................................................................        1.0%
Automotive & Heavy Machinery..........................................................................        0.9%
Beverages.............................................................................................        0.9%
Defense Electronics...................................................................................        0.9%
Heavy Machinery.......................................................................................        0.9%
Shipping..............................................................................................        0.8%
Photographic Equipment & Supplies.....................................................................        0.8%
Electronics...........................................................................................        0.7%
Building & Construction...............................................................................        0.6%
Technology............................................................................................        0.6%
Automotive -- Parts & Equipment.......................................................................        0.5%
Printing..............................................................................................        0.5%
Household Products....................................................................................        0.4%
Aerospace/Defense Equipment...........................................................................        0.4%
Investment Banking....................................................................................        0.4%
Airlines..............................................................................................        0.3%
Engineering...........................................................................................        0.3%
Oil Refining..........................................................................................        0.2%
Forest Products.......................................................................................        0.1%
Industrial-Diversified................................................................................        0.1%
                                                                                                         ----------
Total Portfolio Holdings..............................................................................       86.7%
Other assets in excess of liabilities.................................................................       13.3%
                                                                                                         ----------
Total Net Assets......................................................................................      100.0%
                                                                                                         ----------
                                                                                                         ----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $41,085,175)..........................................    $45,874,281
Cash..............................................................................      7,253,197
Foreign currency (cost $916,413)..................................................        901,456
Receivable for investment securities sold.........................................        735,605
Dividends receivable..............................................................        207,688
Interest receivable...............................................................         33,445
Unrealized appreciation on open forward foreign currency contracts................          3,727
Deferred organization expenses and other assets...................................         30,728
                                                                                      -----------
     Total Assets.................................................................     55,040,127
                                                                                      -----------

LIABILITIES:
Investment advisory fees payable..................................................         20,832
Administrative services fees payable..............................................          8,912
Payable for investment securities purchased.......................................      2,030,600
Other accrued expenses............................................................         73,429
                                                                                      -----------
     Total Liabilities............................................................      2,133,773
                                                                                      -----------

NET ASSETS........................................................................    $52,906,354
                                                                                      -----------
                                                                                      -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests..........................................    $52,906,354
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $146,199)....................   $505,077
Interest..................................................................    145,800
                                                                             --------
     Investment income....................................................                $  650,877

EXPENSES
Investment advisory fees..................................................    180,965
Administrative services fees..............................................     12,963
Custodian fees and expenses...............................................     46,550
Fund accounting fees......................................................     22,165
Audit fees................................................................     19,701
Amortization of organization expenses.....................................      4,889
Legal fees................................................................      4,010
Trustees' fees............................................................      3,968
Insurance expense.........................................................      3,186
Miscellaneous expenses....................................................      1,230
                                                                             --------
     Total expenses.......................................................    299,627
     Less: Fee waiver.....................................................    (74,515)
                                                                             --------
     Net expenses.........................................................                   225,112
                                                                                          ----------
Net investment income.....................................................                   425,765
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions..............................                   474,001
Net realized loss on foreign currency transactions........................                   (29,098)
Net change in unrealized appreciation of investments......................                 4,415,204
Net change in unrealized depreciation of foreign currency contracts and
  translations............................................................                    13,061
                                                                                          ----------
Net realized and unrealized gain on investments...........................                 4,873,168
                                                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                $5,298,933
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED         APRIL 2, 1996*
                                                                   JUNE 30, 1997         THROUGH
                                                                    (UNAUDITED)     DECEMBER 31, 1996
                                                                   -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income...........................................   $     425,765      $     483,834
Net realized gain on securities and foreign currency
  transactions..................................................         444,903            372,215
Net change in unrealized appreciation of investments, foreign
  currency contracts and foreign currency translations..........       4,428,265            367,572
                                                                   -------------    -----------------
Net increase in net assets resulting from operations............       5,298,933          1,223,621
                                                                   -------------    -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions.....................................      25,766,560         60,373,286
Value of withdrawals............................................     (19,705,718)       (20,050,328)
                                                                   -------------    -----------------
Net increase in net assets from capital transactions............       6,060,842         40,322,958
                                                                   -------------    -----------------

NET INCREASE IN NET ASSETS......................................      11,359,775         41,546,579

NET ASSETS:
Beginning of period.............................................      41,546,579          --
                                                                   -------------    -----------------
End of period...................................................   $  52,906,354      $  41,546,579
                                                                   -------------    -----------------
                                                                   -------------    -----------------

------------------------
* Commencement of operations.

See notes to financial statements.

UBS International Equity Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED         APRIL 2, 1996*
                                                                    JUNE 30, 1997         THROUGH
                                                                     (UNAUDITED)     DECEMBER 31, 1996
                                                                    -------------    -----------------
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)...................      $52,906            $41,547
     Average commission rate per share(1)........................      $  0.03            $  0.02
     Ratio of expenses to average net assets(2)..................         1.06%(3)           0.88%(3)
     Ratio of net investment income to
       average net assets(2).....................................         2.00%(3)           2.07%(3)
     Portfolio turnover..........................................           15%                42%

------------------------

* Commencement of operations.
(1) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.
(2) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.35% (annualized) and 0.79% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.

UBS International Equity Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS International Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS International Investment London Limited ('UBSII') is the sub-adviser of the Portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of trading on such exchanges.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the pricing of the Portfolio, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at period-end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at period-end are not separately presented.

UBS International Equity Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of a counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Recoveries of foreign taxes withheld from the Portfolio's income are generally recorded, where applicable, by the funds investing in the Portfolio. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $40,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSII and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSII as investment sub-adviser. UBSII makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.85% of the Portfolio's average daily net

UBS International Equity Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
assets. UBS, in turn, has agreed to pay UBSII a fee, accrued daily and payable monthly, at an annual rate of 0.75% of the Portfolio's first $20 million average daily net assets, 0.50% of the next $30 million average daily net assets and 0.40% of the Portfolio's average daily net assets in excess of $50 million. For the six months ended June 30, 1997, the investment advisory fee amounted to $180,965. UBS voluntarily agreed to waive $74,515 of this amount.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, effective March 13, 1997, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. Prior to March 13, 1997, Signature Financial Group (Grand Cayman), Ltd. ('SFG') provided overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio had agreed to pay SFG an administrative services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, the administrative services fee amounted to $12,963.

4. PURCHASES AND SALES OF INVESTMENTS
For the six months ended June 30, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated $11,178,601 and $5,662,629, respectively.

                  UBS Institutional International Equity Fund
                           200 Clarendon Street
                         Boston, Massachusetts 02116



Investment Adviser                 Union Bank of Switzerland,
                                   New York Branch
                                   1345 Avenue of the Americas
                                   New York, NY 10105

Administrator                      Investors Bank & Trust Company
                                   200 Clarendon Street
                                   Boston, Massachusetts 02116

Distributor                        First Fund Distributors, Inc.
                                   4455 East Camelback Road
                                   Phoenix, Arizona 85018

Custodian and Transfer Agent       Investors Bank & Trust Company
                                   200 Clarendon Street
                                   Boston, Massachusetts 02116

The accompanying financial statements dated as of June 30, 1997 were not audited and, accordingly, no opinion is expressed on them.